MTB Pennsylvania Tax-Free Money Market Fund
MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND SUMMARY
Investment Goal
The Fund seeks to provide current income that is exempt from both federal and Pennsylvania state and local income taxes while maintaining liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Class Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees -	MTB Pennsylvania Tax-Free Money Market Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	MTB Pennsylvania Tax-Free Money Market Fund Institutional Class
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.91%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Class Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
MTB Pennsylvania Tax-Free Money Market Fund Institutional Class	93	291	505	1,120

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments, including variable rate debt instruments, that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and Pennsylvania personal income taxes, including the federal alternative minimum tax ("AMT").

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 60 days or less.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•     Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•     Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

• Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•     Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania's economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund's performance from year to year with respect to its Class A Shares because the Institutional Class Shares were not available during the relevant time period. The table below shows how the Fund's average annual returns for 1, 5 and 10 years or the life of the Fund compare with those of broad measures of market performance.  As of the date of this prospectus, Institutional Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Class A Shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's broad-based market indexes, the iMoneyNet, Inc. Tax-Free State Specific Retail Average and the iMoneyNet, Inc. Tax-Free State Specific Institutional Average. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares(1) Performance Over 7 Years
[1]	The bar chart shows the changes in the Fund's performance from year to year with respect to its Class A Shares because the Institutional Class Shares were not available during the relevant time period. The returns for Institutional Class Shares would be the same as the returns for Class A Shares since the Shares are invested in the same portfolio of securities and the annual total returns would differ only to the extent the expenses of the Institutional Class Shares and Class A Shares are different.

Best Quarter 0.74% 6/30/2007 Worst Quarter 0.00% 3/31/2010
The Fund's Class A Shares total return for the nine-month period from January 1, 2011 to September 30, 2011 was 0.01%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Pennsylvania Tax-Free Money Market Fund	1 Year	5 Years	10 Years	Life of Fund		Inception Date
Institutional Class	0.01%	1.41%		1.25%	[1]
Class A Shares	0.01%	1.41%		1.25%	[1]	Aug. 25, 2003
iMoneyNet, Inc. Tax-Free State Specific Retail Average (reflects no deduction for taxes)	0.03%	1.53%		1.36%	[2]
iMoneyNet, Inc. Tax-Free State Specific Institutional Average (reflects no deduction for taxes)	0.03%	1.63%		1.43%	[2]
[1]	Class A Shares commenced operations on August 25, 2003.
[2]	iMoneyNet Average performance is as of the nearest month-end following inception date.